Segment Reporting - Revenues and Percentage of Consolidated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Revenues	$ 1,416,424	$ 1,110,284	$ 1,152,390
Revenue | Customer Concentration Risk | Royal Dutch Shell Plc
Revenue, Major Customer [Line Items]
Revenues	$ 327,600	$ 338,200	$ 349,000
Percentage of consolidated revenue	23.00%	31.00%	30.00%
Revenue | Customer Concentration Risk | Petroleo Brasileiro S.A.
Revenue, Major Customer [Line Items]
Revenues	$ 254,800	$ 190,700	$ 222,000
Percentage of consolidated revenue	18.00%	17.00%	19.00%
Revenue | Customer Concentration Risk | Equinor ASA (formerly Statoil ASA)
Revenue, Major Customer [Line Items]
Revenues	$ 182,100	$ 114,500
Percentage of consolidated revenue	13.00%	10.00%
Revenue | Customer Concentration Risk | Premier Oil
Revenue, Major Customer [Line Items]
Revenues		$ 113,500	$ 113,500
Percentage of consolidated revenue		10.00%	10.00%